SCHEDULE OF OPTION ASSUMPTION (Details)	Jul. 08, 2021	Apr. 27, 2021	Feb. 02, 2021	Jan. 25, 2021	Feb. 19, 2020	Aug. 08, 2019	Jan. 02, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividends				0.00%	0.00%
Expected volatility				133.22%	125.19%
Expected term				7 years	3 years
Risk free interest rate				1.46%	1.50%
Expected forfeitures				0.00%	0.00%
Common Stock Warrants and Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividends	0.00%
Expected volatility	130.18%
Expected term	4 years
Risk free interest rate	0.37%
Expected forfeitures	0.00%
Common Stock Warrants and Options One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividends	0.00%
Expected volatility	130.18%
Expected term	4 years
Risk free interest rate	0.37%
Expected forfeitures	0.00%
Common Stock Warrants and Options Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividends		0.00%
Expected volatility		158.54%
Expected term		3 years
Risk free interest rate		1.37%
Expected forfeitures		0.00%
Common Stock Warrants And Options Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividends			0.00%
Expected volatility			112.00%
Expected term			5 years
Risk free interest rate			0.18%
Expected forfeitures			0.00%
Common Stock Warrants And Option Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividends							0.00%
Expected volatility							112.00%
Expected term							5 years
Risk free interest rate							0.18%
Expected forfeitures							0.00%
Common Stock Warrants And Option Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividends				0.00%
Expected volatility				133.22%
Expected term				7 years
Risk free interest rate				1.46%
Expected forfeitures				0.00%
Common Stock Warrants And Option Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividends					0.00%
Expected volatility					125.19%
Expected term					3 years
Risk free interest rate					150.00%
Expected forfeitures					0.00%
Common Stock Warrants And Option Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividends					0.00%
Expected volatility					125.19%
Expected term					6 years
Risk free interest rate					1.46%
Expected forfeitures					0.00%
Common Stock Warrants and Options Eight [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividends						0.00%
Expected volatility						105.73%
Expected term						3 years
Risk free interest rate						154.00%
Expected forfeitures						0.00%
Common Stock Warrants And Option Nine [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividends						0.00%
Expected volatility						105.73%
Expected term						3 years
Risk free interest rate						1.54%
Expected forfeitures						0.00%
Common Stock Warrants And Option Ten [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividends						0.00%
Expected volatility						105.73%
Expected term						3 years
Risk free interest rate						1.54%
Expected forfeitures						0.00%
Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividends					0.00%
Expected volatility					125.19%
Expected term					6 years
Risk free interest rate					1.46%
Expected forfeitures					0.00%